Right of Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Schedule of information about right-of-use assets
	March 31, 2020	March 31, 2019
Right of Use Assets, beginning of year	$699,574	$—
Additions	172,404	787,326
Depreciation	(251,787)	(87,752)

Right of Use Assets, end of year	$620,191	$699,574

Schedule of payments on Lease Liabilities
Year 1	$311,900
Year 2	284,363
Year 3	122,420
less amount representing interest expense	(59,565)
Lease liability	$659,118
Current portion of lease liabilities	$272,468
Long term portion of lease liabilities	$386,650